Capital Deficiency (Details Narrative) (USD $)	0 Months Ended						0 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Sep. 28, 2012	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Units issued to accredited investors, Units							1,300,000
Units issued to accredited investors, (in dollars per unit)							0.5
Description of capital units							(i) one share of the Company’s common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the “January 2012 Warrants”).
Number of warrants purchased						1,000,000
Exercise price (in dollars per share)						0.60		0.5
Warrants Exercised	8,500,000	2,750,000	3,000,000	455,000
Share price (in dollars per share)				$ 1
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000
Shares Cancelled					6,650,000